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Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, Tx 77046-1173
713 626 1919
www.invesco.com
May 28, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Investment Securities Funds (Invesco Investment Securities Funds) CIK 0000842790
Ladies and Gentlemen:
On behalf of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Fund”), attached herewith for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post-Effective Amendment No. 47 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. As counsel to Invesco Advisers, Inc., investment adviser to the Fund, I have reviewed the Amendment and have determined that the Amendment does not contain disclosure that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-7888.
Very truly yours,
/s/ Peter Davidson
Peter Davidson